Preferred Shares - Summary of movement in the carrying value of the Preferred Shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	¥ 604,741	¥ 604,741
Issuance	46,693	0
Modification of Redeemable Convertible Preferred Shares	9,986
Accretion to redemption value	17,262	0
Conversion of Preferred Shares to ordinary shares (Note 19)	(678,682)
Ending balance		604,741
Series Seed Preferred Shares [Member]
Beginning balance	21,651	21,651
Conversion of Preferred Shares to ordinary shares (Note 19)	(21,651)
Ending balance		21,651
Series A Preferred Stock [Member]
Beginning balance	76,166	76,166
Accretion to redemption value	3,039
Conversion of Preferred Shares to ordinary shares (Note 19)	(79,205)
Ending balance		76,166
Series B Preferred Stock [Member]
Beginning balance	376,359	376,359
Modification of Redeemable Convertible Preferred Shares	6,956
Accretion to redemption value	7,649
Conversion of Preferred Shares to ordinary shares (Note 19)	(390,964)
Ending balance		376,359
Series C Preferred Stock [Member]
Beginning balance	130,565	130,565
Issuance	46,693
Modification of Redeemable Convertible Preferred Shares	3,030
Accretion to redemption value	6,574
Conversion of Preferred Shares to ordinary shares (Note 19)	¥ (186,862)
Ending balance		¥ 130,565